John Hancock GA Mortgage Trust
Portfolio of investments 3-31-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Commercial mortgage loans (A) 93.9%				$1,886,775,525
(Cost $2,116,532,800)
Industrial 9.6%				193,861,826
1419 Potrero LLC	3.660	09-01-30	5,402,951	4,644,312
701 Cottontail Lane Associates LLC	3.680	04-01-46	4,161,931	3,256,515
Accord/Pac Members LLC	3.500	09-01-40	7,842,487	6,471,362
American Fork OW LLC	2.900	02-10-36	5,373,361	4,247,459
Arow Fremont Boulevard LLC	4.420	11-05-27	5,000,000	4,867,885
Artesia Capital II LLC	2.470	01-01-29	5,000,000	4,394,785
Bel Bridgeport LLC	2.840	03-01-29	19,300,000	17,089,668
Colt Street Partners LLC	3.290	01-01-35	9,560,712	8,085,035
Commerce Industrial Park LLC	2.750	12-01-31	15,000,000	12,549,030
DNP Regio LLC	3.110	10-01-36	11,866,901	9,397,435
Harborgate LLC	2.610	01-01-31	9,274,435	7,870,731
Industry West Commerce Center LLC	2.810	03-01-41	9,335,007	7,131,078
Orangewood Properties, Ltd.	2.940	07-01-31	8,600,000	7,340,891
Phase 2 GLC 2 LLC	5.780	07-01-34	13,600,000	13,585,766
Rehco Loan LLC	3.000	11-01-51	4,941,526	3,736,965
Rep 2035 LLC	3.260	12-01-35	16,573,522	13,037,578
Rep A 2033 LLC	6.250	10-01-33	18,800,000	19,397,107
RLIF International Parkway SPE LLC	2.890	12-01-33	11,100,000	8,923,445
Roderick Catalyst 5 LLC	5.600	07-01-44	5,500,000	5,480,728
S/K 53 Brunswick Associates LLC	3.160	04-01-31	6,102,686	5,173,192
SLI III LLC	6.490	01-01-34	4,092,553	4,347,973
Warehouse Associates Corp. Centre Shepherd, Ltd.	3.140	02-01-31	8,507,525	7,203,568
West Valley Properties, Inc.	2.780	12-01-36	7,000,000	5,373,354
Willow Creek Court LLC	4.530	07-01-52	7,101,769	6,160,103
WPC Triad LLC	2.960	04-01-31	4,874,453	4,095,861
Multifamily 38.4%				770,677,457
11 West Partners LLC	3.770	05-01-32	9,600,000	8,489,107
257 Ridgewood Ave LLC	3.560	04-01-32	10,100,000	8,887,677
5021 St. LLC	4.390	09-01-40	31,497,326	29,254,307
655 Kelton LLC	2.270	04-01-31	4,835,136	4,065,102
801 West End Avenue Corp.	2.440	04-01-31	5,500,000	4,566,947
955 995 Stewart Drive LLC	2.360	01-01-32	20,000,000	16,527,280
Americana Lakewood V LLC	3.110	09-01-32	17,500,000	15,257,218
Americana on the River LLC	2.970	05-01-36	5,257,810	4,226,191
Arboretum LLC	2.800	01-01-29	5,900,000	5,230,804
Aventura at Mid Rivers LLC	2.390	02-01-31	4,356,998	3,679,655
Aventura at Richmond LLC	2.210	01-01-31	3,783,926	3,224,488
Avondale Siesta Pointe Apartments LP	2.550	03-01-33	3,350,802	2,729,245
Bandicoot LLC	2.950	06-01-30	15,000,000	13,065,195
Berkshire Apartments LLC	2.660	03-01-46	5,654,495	4,395,381
BGN Properties Palm Gate LP	2.860	06-01-32	7,000,000	5,912,816
Bigos Cedars Lakeside LLC	2.530	11-01-31	6,400,000	5,316,262
Bref-Masters Cove LLC	3.070	06-01-29	6,100,000	5,423,785
BW Logan LLC	6.370	04-01-28	2,191,798	2,250,466
Capri Apartments LLC	3.360	04-01-30	6,500,000	5,773,742
Castlewood Associates LLC	2.870	04-01-31	5,000,000	4,233,005
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Multifamily (continued)
Caton House Apartments LLC	2.740	09-01-36	3,777,465	$2,997,638
Chandler Property Development Associates LP	2.550	03-01-33	7,260,071	5,913,364
Chimney Top LLC	2.910	02-01-29	6,800,000	6,032,266
CJ's Pinemeadows Apartments LP	3.380	07-01-41	9,462,642	7,584,100
CLAGB LLC	2.680	02-01-36	5,581,113	4,410,341
Congressional Properties LP	3.210	04-01-47	5,690,558	4,602,170
Copperstone Apartments LP	2.880	04-01-39	5,339,876	4,473,278
CR Ballantyne LLC	3.290	06-01-36	6,200,000	4,989,295
Creekside at Amherst Apartments LLC	3.380	09-01-31	10,876,958	9,879,824
Creekwood Centre Denton LLC	3.400	04-01-32	11,000,000	9,602,560
Crossing Company LP	2.780	10-01-31	6,600,000	5,506,182
Deer Chase Housing Partners LP	2.630	04-01-27	4,000,000	3,693,384
Draper Southpoint Apartments LLC	2.520	04-01-31	5,594,776	4,688,781
DTN Waters House LLC	3.300	08-01-31	5,131,779	4,411,215
Eastwood Apartments of Springdale LP	2.490	01-01-36	2,292,602	1,951,006
Edgewater Park Real Estate Associates LLC	2.890	08-01-36	8,400,000	6,867,991
Elizabeth Lake Estates LLC	2.920	05-01-31	4,879,748	4,219,596
Fairgrounds Apartments LP	2.490	01-01-36	2,620,116	2,228,582
Forest Meadows Villas, Ltd.	2.770	12-01-35	2,086,272	1,692,947
Fountainview Terrace Apartments	2.900	07-01-41	4,039,550	3,336,669
Four Seasons Apartments LLC	5.590	03-01-29	5,300,000	5,356,450
FPACP3 Greenville LLC	3.440	03-01-30	8,950,000	8,030,540
Fredwood LLLP	2.740	09-01-36	3,871,902	3,100,232
Gadberry Courts LP	3.330	05-01-32	6,536,108	5,630,321
Gateway MHP, Ltd.	3.950	07-01-29	9,107,671	8,679,510
Georgetown Mews Owners Corp.	2.870	01-01-36	6,554,032	5,356,977
Grande Apartments LP	3.380	07-01-41	8,232,499	6,598,167
Greenhouse Apartments LP	3.380	07-01-41	9,462,642	7,584,100
Harbor Breeze LP	2.400	11-01-31	5,000,000	4,139,205
Hudson Troy Towers Apartment Corp.	6.140	11-01-28	7,271,483	7,541,902
Hunters Price LP	3.360	04-01-32	11,500,000	9,902,087
JGK Garden Grove LP	2.790	02-01-32	3,500,000	2,942,811
Kingswick Apartments LP	3.310	04-01-42	12,498,561	10,114,836
La Costa Vista LLC	2.610	04-01-31	4,666,960	3,915,141
Lassen Associates LLC	3.020	07-01-31	5,300,000	4,615,585
McCue Ventures LLC	5.570	05-01-58	11,399,727	11,393,423
Meramec Station Big Bend Investors LLC	2.780	05-01-41	4,270,892	3,468,947
Mesa Broadway Property LP	2.550	03-01-33	4,467,736	3,638,993
Midway Manor Apartments LP	2.400	11-01-31	3,200,000	2,649,091
Mill Pond, Ltd.	2.870	06-01-36	6,766,756	5,440,336
Monticello Apartments LLC	5.760	11-01-38	3,746,271	3,860,978
Montrose Manor Apartments LLC	2.740	09-01-36	5,382,888	4,313,598
Niederst Portage Towers LLC	2.670	12-01-31	6,456,916	5,431,854
Northbridge Park Company OP, Inc.	3.640	06-01-51	9,183,824	7,287,888
Northland Monterra LLC	2.890	07-01-31	13,500,000	11,434,946
Northridge Garden Associates LLC	3.020	07-01-31	5,300,000	4,641,708
Nostalgia Properties LLC	3.040	05-01-31	16,600,000	14,132,344
Pademelon LLC	3.000	06-01-30	6,000,000	5,210,568
Peace Ranch Madison LLC	5.570	09-01-27	5,000,000	4,918,980
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Multifamily (continued)
Penndel Apartments LP	3.270	06-01-31	5,472,415	$4,725,151
Pepperward Apartments LLC	2.180	01-01-27	3,885,139	3,581,255
Pepperwood Apartments LLC	2.890	10-01-30	3,500,000	2,931,733
Plantation Crossing Apartments LLC	3.040	09-01-31	4,829,432	4,131,603
Platypus LLC	2.950	06-01-30	4,000,000	3,485,944
Plum Grove Rolling Meadows LLC	2.920	03-01-36	3,500,000	2,674,298
Price Greenbriar Plano LLC	3.240	05-01-31	8,000,000	6,861,376
Prime/Scrc SPE LLC	2.650	12-01-31	10,000,000	8,320,070
Raamco Broadwater LLC	3.090	07-01-31	4,400,000	3,752,896
Regency Apartments Vancouver LLC	2.250	04-01-31	4,648,103	3,924,900
Regent Garden Associates LLC	3.250	03-10-35	114,716,359	98,149,825
Richmar II Apartments LLC	2.930	08-01-36	9,441,427	7,693,667
Rollins Park Apartments Section 2 LP	3.210	04-01-47	9,579,106	7,774,853
Rollins Park Apartments Section 3 LP	3.210	04-01-47	4,078,233	3,310,086
Rose Gardens Senior LP	3.330	05-01-32	8,193,149	7,015,368
Sandstone Tucson LLC	5.820	01-01-29	4,989,672	5,163,517
Sebring Associates/Excelsior Two LLC	2.950	03-08-51	9,349,348	6,993,911
SFI Partnership 12, Ltd.	5.900	11-01-53	16,930,490	17,462,192
Sonoma at Porter Ranch LLC	5.400	05-01-34	10,000,000	10,036,334
Spring Park Apartments	3.440	10-01-31	17,100,000	14,871,101
The Enclave LLC	2.940	05-01-31	5,000,000	4,235,015
The Fairways at Derby Apartments, Ltd.	2.560	01-01-37	5,582,143	4,669,540
The Links at Columbia LP	2.720	05-01-41	16,626,958	13,460,354
The Links at Rainbow Curve LP	2.630	07-01-32	6,808,248	6,176,674
The Trails at the Crossings Apartments, Ltd.	2.800	01-01-42	16,683,123	13,488,738
Tivoli Orlando Associates, Ltd.	6.750	10-01-27	9,971,930	10,485,793
Topaz House, Ltd.	3.300	04-01-47	17,082,613	13,928,479
Trail Horse Partners LLC	2.690	04-01-31	6,072,367	5,099,003
Villages at Clear Springs Apartments	3.340	10-01-29	15,000,000	13,454,055
Volunteer Parkridge LLC	3.020	05-01-31	5,500,000	4,679,626
Windsor Place Apartments	3.530	02-01-32	9,200,000	8,074,481
Woodlane Place Townhomes LLC	2.900	05-05-35	9,151,757	7,477,443
Woods I LLC	3.100	07-01-30	6,911,280	6,083,336
Woods Mill Park Apartments LLC	2.610	02-01-41	4,476,270	3,583,460
Office 17.3%				348,516,027
1131 Wilshire Boulevard LLC	3.520	05-01-31	4,436,870	3,784,610
1600 Dove LP + GS 1600 Dove LLC	3.670	06-01-31	4,261,701	3,531,058
1635 Divisadero Medical Building LLC	3.950	06-01-30	4,253,437	4,001,264
1635 Divisadero Medical Building LLC	6.000	06-01-30	8,495,864	8,802,183
900 Wilshire Boulevard LLC	3.080	07-01-31	11,600,000	9,658,230
Aman, Inc.	5.170	12-01-29	22,000,000	21,575,004
Avamer 57 Fee LLC	2.310	11-01-26	10,000,000	9,137,180
Bayside Square Investments LLC	3.480	02-01-42	11,900,000	9,158,407
Central Way Plaza LLC	2.910	03-01-32	9,569,889	8,197,002
Continental Plaza LLC	5.490	01-01-33	4,920,912	5,028,995
Corp. Center West Associates LLC	3.650	04-01-35	12,500,000	10,489,925
Crawford Long - CPI LLC	4.800	06-01-32	31,500,000	30,693,852
Delphi Investors LLC	2.520	01-01-31	9,274,904	7,803,589
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Office (continued)
Edina Crosstown Medical LLC	3.230	06-01-41	12,297,723	$10,344,168
Fairfield 35 Pinelawn LLC	3.450	01-01-42	6,891,874	5,357,605
JB IV V LLC	4.580	12-01-32	5,000,000	4,792,720
L&B Depp-Ucepp 5500 Preston Road, Inc.	4.490	07-01-29	18,500,000	17,662,246
LN Bear Creek LLC	5.490	01-01-33	4,920,912	5,029,000
Medical Oaks Pavilion PH III, Ltd.	3.000	11-01-40	9,156,302	7,381,554
NCHC 3 LLC	3.390	02-01-32	17,828,169	15,428,534
Newton Executive Park LP	2.570	10-01-33	4,523,082	3,779,442
Ocean Pointe Venture Fund LP	4.840	08-01-47	7,245,837	6,561,511
Olympic Mills Commerce Center LLC	4.060	03-01-36	10,054,846	8,929,236
Parc Center Drive Joint Venture	5.480	02-01-32	2,004,019	2,029,211
POP 3 Ravinia LLC	4.460	01-01-42	111,325,999	100,735,659
Quay Works LLC	2.790	12-01-36	11,663,276	9,284,819
Sic Mountainbay Plaza LLC	7.120	01-01-30	9,962,051	10,408,052
Skotdal Mutual LLC	2.860	06-15-31	6,082,582	5,274,286
Switch Building Investors II LP	2.690	06-01-36	4,227,499	3,656,685
Other 6.6%				132,183,382
Interpark Holdings LLC	5.860	07-01-33	49,583,957	49,400,992
SRB1 LLC	5.670	09-01-38	20,000,000	20,051,080
UGP Broadway Stadium East LLC	6.530	11-01-30	25,905,764	26,569,340
Voyager RV Resort MHC	4.100	06-01-29	38,266,311	36,161,970
Retail 22.0%				441,536,833
1360 Summitridge RS LLC	3.500	09-01-30	4,500,000	3,925,544
192 Investors LLC	3.750	08-01-29	16,499,584	15,440,195
8421 Lyndale Avenue South LLC	2.580	11-01-28	4,984,341	4,394,234
AFCC SPE LLC	5.810	04-01-34	14,600,000	14,629,010
Beverly West Square Associates LP	5.560	12-01-30	6,599,294	6,758,482
Burroughs LPM LP	2.980	01-01-36	11,836,717	9,448,280
BWP Crown Valley 1 LLC	3.020	04-01-37	15,000,000	11,354,535
Canton R2g Owner LLC	2.810	03-01-29	7,300,000	6,448,893
Carriage Way LLC	3.520	08-01-31	3,796,729	3,273,236
CE Enterprise Partners LLC	4.700	07-01-32	4,046,895	3,859,415
Chapel Hills East LLC	5.950	03-01-34	6,100,000	6,052,072
CIP Group of Homestead LLC	3.060	06-01-33	6,402,895	5,347,814
Cross Keys Development Company	2.550	10-01-33	12,844,224	10,657,726
Downtown Woodinville LLC	3.830	06-01-29	65,000,000	61,503,390
Edgewater Partnership LP	5.200	04-01-25	2,412,222	2,388,830
Elsinore Developers LLC	6.090	02-01-34	5,000,000	5,257,785
Erep Cobbler Crossing II LLC	6.620	12-01-28	3,100,000	3,213,503
Gateway Village Plaza LP	3.420	07-01-31	5,725,207	5,014,669
Harbor Center Partners LP	4.720	09-01-32	18,100,000	17,468,238
Howard Lehigh Holdings LLC	5.770	05-01-34	7,700,000	7,722,084
J J Carson LLC	2.950	11-01-31	11,916,615	10,008,396
Joliet Hillcrest Shopping Center LLC	3.700	06-01-25	9,358,181	9,127,025
Kimberly Partners of Albany LP	2.920	12-01-30	4,627,550	3,932,941
Ladera Corporate Terrace South LLC	3.870	06-01-32	7,260,120	6,422,817
LB PCH Associates LLC	3.870	05-01-32	17,685,821	15,651,916
Manoa Shopping Center Associates LP	6.770	03-01-30	2,298,027	2,392,504
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-24 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Retail (continued)
Manoa Shopping Center Associates LP	7.060	03-01-30	5,017,001	$5,343,427
Meadow and Central LP	3.100	01-01-32	3,818,786	3,294,367
Nat City SPE LLC	3.980	02-01-35	1,927,881	1,587,325
National City Plaza	4.110	03-01-35	8,283,433	7,209,519
Platt Partners LP	3.442	05-05-37	14,000,000	11,497,052
Plaza Inv. LP	3.910	05-01-26	26,856,875	26,135,419
PRTC LP	3.130	05-01-32	11,159,803	9,782,817
SF Lynnwood Crossroads LLC	4.780	09-01-32	3,854,000	3,710,142
SF Mansfield LLC	2.990	04-01-33	5,000,000	4,051,125
SF Stapleton LLC	2.850	03-01-31	4,680,000	3,898,440
Silverado Ranch Centre LLC	7.500	06-01-30	4,956,029	5,278,250
St. Indian Ridge LLC	6.590	08-01-29	4,028,928	4,185,927
Stony Island Plaza	3.620	10-01-34	5,496,075	4,714,660
Sunnyside Marketplace LLC	3.420	04-01-30	6,898,939	6,190,425
Tanecap 1 LP	2.690	09-01-31	4,719,637	3,934,280
THF Greengate Development LP	6.320	10-01-25	24,788,754	25,069,685
Town Center Associates	2.790	03-01-29	4,180,880	3,782,012
Valley Square I LP	5.490	02-01-26	14,978,160	14,665,686
Warwick Devco LP	2.880	07-01-33	6,654,685	5,650,300
West Linn Shopping Center Associates LLC	3.160	01-01-32	7,736,585	6,589,675
Westmount Plaza Arlington Plaza Joint Venture	5.870	06-01-34	13,300,000	13,341,576
WG Opelousas LA LLC	7.290	05-01-28	1,044,389	1,106,295
White Oak Subsidiary LLC	4.900	07-01-24	7,170,750	7,152,127
White Oak Subsidiary LLC	8.110	07-01-24	11,610,490	11,672,768

U.S. Government and Agency obligations 3.6%				$71,721,032
(Cost $71,913,743)
U.S. Government 3.6%				71,721,032
U.S. Treasury
Note	3.875	08-15-33	7,500,000	7,300,781
Note	4.000	02-15-34	25,800,000	25,372,688
Note	4.500	11-15-33	38,200,000	39,047,563

	Yield* (%)	Maturity date	Par value^	Value

Short-term investments 2.7%				$55,330,147
(Cost $55,329,133)
U.S. Government 2.7%				55,131,507
U.S. Treasury Bill	5.205	06-04-24	13,600,000	13,475,110
U.S. Treasury Bill	5.208	04-16-24	7,700,000	7,683,094
U.S. Treasury Bill	5.209	06-04-24	5,500,000	5,449,493
U.S. Treasury Bill	5.257	05-09-24	13,300,000	13,226,029
U.S. Treasury Bill	5.269	04-02-24	15,300,000	15,297,781

	Yield (%)	Shares	Value
Short-term funds 0.0%			198,640
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2417(B)	198,640	198,640

See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Portfolio of investments 3-31-24 (unaudited)

Total investments (Cost $2,243,775,676) 100.2%	$2,013,826,704
Other assets and liabilities, net (0.2%)	(4,772,147)
Total net assets 100.0%	$2,009,054,557

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	The rate shown is the annualized seven-day yield as of 3-31-24.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
See notes to Portfolio of investments

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-24 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in mortgage loans that do not have readily ascertainable market prices. Manulife Investment Management Private Markets (US) LLC (the Advisor), assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations will be prepared in accordance with the Advisor's valuation policy using proprietary models. In certain instances, valuations may be obtained from independent valuation firms.
Valuation techniques include net present value and discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates.
For mortgage investments, the fund uses proprietary valuation models, which are developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Management judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Mortgage investments are measured at fair value based on the present value of the expected cash flows of the mortgage. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of mortgage investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the manager believes that a third-party market participant would take into account in pricing a transaction. Mortgage investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-24 (unaudited)

Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2024 by major security category or type:
	Total value at 3-31-24	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Commercial mortgage loans	$1,886,775,525	—	—	$1,886,775,525
U.S. Government and Agency obligations	71,721,032	—	$71,721,032	—
Short-term investments	55,330,147	$198,640	55,131,507	—
Total investments in securities	$2,013,826,704	$198,640	$126,852,539	$1,886,775,525
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Commercial mortgage loans
Balance as of 12-31-23	$1,870,450,746
Purchases	57,000,000
Sales	(13,027,154)
Realized gain (loss)	(103,250)
Net amortization of (premium) discount	(403,174)
Change in unrealized appreciation (depreciation)	(27,141,643)
Balance as of 3-31-24	$1,886,775,525
Change in unrealized appreciation (depreciation) at period end*	$(27,152,224)
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-24	Valuation Technique	Significant Unobservable Inputs	Input/Range*	Input Weighted Average*
Commercial mortgage loans	$1,886,775,525	Discounted cash flow	Discount rate	4.83% - 7.07%	5.59%

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2024 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have

John Hancock GA Mortgage Trust
Notes to Portfolio of investments 3-31-24 (unaudited)

been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.